Debt - Schedule of Debt Instruments (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term Debt, Net	$ 16,052,000,000	$ 16,046,000,000
Unamortized debt issuance costs	(197,000,000)	(204,000,000)
Current Debt, Working Capital Facility	0	0
Total Debt, Net	16,052,000,000	16,046,000,000
2021 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 2,005,000,000	2,006,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.625%
Debt Instrument, Unamortized Premium	$ 5,000,000	6,000,000
2022 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,000,000,000	1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.25%
2023 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,505,000,000	1,505,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.625%
Debt Instrument, Unamortized Premium	$ 5,000,000	5,000,000
2024 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 2,000,000,000	2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.75%
2025 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 2,000,000,000	2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.625%
2026 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,500,000,000	1,500,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.875%
2027 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,500,000,000	1,500,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
2028 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,349,000,000	1,349,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.20%
Debt Instrument, Unamortized Discount	$ 1,000,000	1,000,000
2037 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 800,000,000	800,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
2025 CQP Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,500,000,000	1,500,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.25%
2016 CQP Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,090,000,000	1,090,000,000
SPL Working Capital Facility [Member]
Debt Instrument [Line Items]
Current Debt, Working Capital Facility	0	$ 0
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,200,000,000.0